Investment Income-Schedule of Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Dividends received	$ 0.1	$ 0.1	$ 0.4
Interest received – environmental trust funds	1.1	0.8	0.7
Interest received – cash balances	12.1	7.4	7.6
Total investment income	$ 13.3	$ 8.3	$ 8.7